Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]	12 Months Ended
Dec. 31, 2025
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Plan Name	Magnera Corporation 401(k) Savings Plan
Employer Idnetification Number	23-0628360
Plan Number	017